BUSINESS COMBINATIONS AND ASSET ACQUISITIONS	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS

Each of the acquisitions are subject to specific terms relating to the satisfaction of the purchase price by the Corporation and its wholly-owned subsidiaries, and incorporates payments in cash, shares, and debt as well as certain contingent considerations. The shares issued as consideration are either Subordinate Voting Shares or non-voting exchangeable shares of the Corporation or its subsidiaries (“Exchangeable Shares”) that are exchangeable on a one-for-one basis into an equal number of Subordinate Voting Shares of the Corporation. The Corporation treats the Exchangeable Shares as options with a value equal to a share of Subordinate Voting Shares, which represents the holder’s claim on the equity of the Corporation. In order to comply with certain contractual requirements of the acquisition, the Corporation and its subsidiaries are required to maintain the economic equivalency of such Exchangeable Shares with the publicly traded Subordinate Voting Shares of the Corporation. This means the Exchangeable Shares are required to share the same economic benefits and retain the same proportionate ownership in the assets of the Corporation as the holders of the Corporation’s publicly traded Subordinate Voting Shares. The Corporation has presented these Exchangeable Shares as a part of shareholders’ equity within these financial statements due to (i) the fact that they are economically equivalent to the Corporation’s publicly traded Subordinate Voting Shares (ii) the holders of the Exchangeable Shares are subject to restrictions on transfer under United States securities laws, but may dispose of the Exchangeable Shares without such restriction by exchanging them for Subordinate Voting Shares of the Corporation. Changes in these assumptions would affect the presentation of the Exchangeable Shares from shareholders’ equity to non-controlling interests; however, there would be no impact on loss per share.

The goodwill recognized on acquisitions is attributable mainly to the expected future growth potential and expanded customer base arising as a result of the completion of the respective acquisition. Goodwill has been allocated to the CGUs corresponding to each of the acquired businesses. None of the goodwill is expected to be deductible for income tax purposes. The Corporation tests the recoverability of its goodwill annually, or more frequently, if events or changes in circumstances indicate that they might be impaired. For further analysis on goodwill relating to business combinations, see Note 8.

Pennsylvania Acquisitions

On November 18, 2020, CSAC AcquisitionCo completed its acquisition of DocHouse, LLC (“DocHouse”) through a membership interest purchase agreement. On December 23, 2020, CSAC PA, a whole owned subsidiary in Nevada, United States, completed its acquisition of CannTech PA through a membership interest purchase agreement. Collectively, the DocHouse and CannTech PA acquisitions are referred to as the “Pennsylvania Acquisitions”.

Any summary of certain material terms from the Definitive Agreements, as amended, in respect to the acquisition of CannTech PA, (the “CannTech PA Agreement”) is not exhaustive and is qualified in its entirety by reference to the terms of the Definitive Agreements, which may be found on Ayr’s profile on SEDAR at www.sedar.com.

The details of the purchase price consideration, which consist of cash, debt, Subordinate Voting Shares, and Exchangeable Shares, are summarized as follows:

	Cash	Debt Payable	Shares Issued	Total
	$	$	$	$
Calculated Consideration	42,638,652	15,852,145	27,059,085	85,549,882

The fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

	Dochouse	Canntech	Total
US$	$	$	$
ASSETS ACQUIRED
Cash and cash equivalents	–	2,383,373	2,383,373
Inventory	–	254,342	254,342
Prepaid expenses, deposits, and other current assets	–	525,989	525,989
Intangible assets	13,072,485	62,099,558	75,172,043
Property, plant and equipment	11,063,908	10,596,301	21,660,209
Right-of-use assets	–	11,131,990	11,131,990
Deposits and other assets	–	204,132	204,132
Total assets acquired at fair value	24,136,393	87,195,685	111,332,078

LIABILITIES ASSUMED
Trade payables	290,512	715,912	1,006,424
Accrued liabilities	46,330	262,130	308,460
Deferred tax liabilities	–	4,469,630	4,469,630
Advance from related parties	2,303,349	5,737,455	8,040,804
Lease obligations	–	11,170,076	11,170,076
Debts payable	–	8,271,432	8,271,432
Total liabilities assumed at fair value	2,640,191	30,626,635	33,266,826

Goodwill	–	7,484,630	7,484,630

Calculated purchase price	21,496,202	64,053,680	85,549,882

DocHouse Asset Acquisition

DocHouse owns real property with a grower/processor permit in the Pennsylvania medical cannabis market.

As DocHouse did not meet the definition of a business according to IFRS 3, it was recorded as an asset acquisition. Purchase consideration was comprised of the following:

		Shares	Value
Cash	i		$17,477,788
Debt Payable	ii		1,934,964
Shares Issued	iii	128,265	2,083,450

Total		128,265	$21,496,202

Pursuant to the terms of the Definitive Agreement (“DocHouse Agreement”), Ayr satisfied the purchase price of $21.5M for DocHouse through the following:

i.

$17.5 million of the DocHouse purchase price in the form of cash consideration, of which $12.4M was paid on closing, $3.0M is payable within three months, and $2.1M is payable within six months of closing;

ii.	$1.9 million of the DocHouse purchase price in the form of promissory note payables; and
iii.

$2.1 million of the DocHouse purchase price in the form of 128,265 Subordinate Voting Shares of the Corporation. These shares have restrictions on their ability to be sold for six to twelve months (the “DocHouse Lock-Up Provision”).

CannTech PA Business Combination

CannTech PA is a vertically-integrated cannabis company with a grower/processor and dispensary permit in the Pennsylvania medical market. CannTech PA has a permit to operate six retail dispensaries and a cultivation and processing facility.

The purchase consideration was comprised of the following:

		Shares	Value
Cash	i, iv		$25,160,864
Debt Payable	ii		13,917,181
Shares Issued	iii	1,310,041	24,975,635

Total		1,310,041	$64,053,680

Pursuant to the terms of the CannTech PA Agreement, Ayr satisfied the purchase price of $64.1M for CannTech PA through the following:

i.	$25.2 million of the CannTech PA purchase price in the form of cash consideration;
ii.	$15.2 million of the CannTech PA purchase price in the form of promissory notes payable. The fair value of the notes on the acquisition date was $13.9 million;
iii.

$24.5 million of the CannTech PA purchase price in the form of 1,310,041 Exchangeable Shares that are exchangeable on a one-for-one basis into an equal number of Subordinate Voting Shares of the Corporation. These shares have restrictions on their ability to be sold for four to twelve months (the “CannTech PA Lock-Up Provision”); and

iv.	Settlement of the final working capital adjustment.

Qualifying Transaction

As explained in Note 1 to the financial statements, on May 24, 2019 (the “acquisition date”), the Corporation completed its concurrent acquisitions of the target businesses of Washoe, Canopy, Sira, LivFree, and CannaPunch, which collectively constituted its Qualifying Transaction. Any summary information of certain material terms from definitive agreements, as amended, in respect of the acquisitions of Washoe, Canopy, Sira, LivFree, and CannaPunch (respectively, the “Washoe Agreement”, the “Canopy Agreement”, the “Sira Agreement”, the “LivFree Agreement”, and the “CannaPunch Agreement”, collectively the “Definitive Agreements”) is not exhaustive and is qualified in its entirety by reference to the terms of the Definitive Agreements, which may be found on Ayr’s profile on SEDAR at www.sedar.com.

The purchase price consideration consisted of cash, debt, Exchangeable Shares, and other consideration. The other consideration includes a contingent cash payment based on certain milestones being met as detailed in the Sira Agreement, a payment for excess inventory as outlined in the Sira Agreement, and make-whole provisions as outlined in the Canopy Agreement and the Washoe Agreement. The details of the purchase price consideration are summarized as follows:

	Cash	Debt Payable	Shares Issued	Other	Total
	$	$	$	$	$
Calculated Consideration	76,420,000	37,140,000	125,421,479	31,471,789	270,453,268

Ayr obtained control, as defined in IFRS 10 for purposes of determining the consolidated basis of financial statement presentation, of Washoe, Canopy, and LivFree through separate operational and service agreements. Each operational and service agreement provides Ayr certain rights over the entities’ operations. Through these operational and service agreements, Ayr has the power to control relevant activities which affect the returns Ayr receives. As a result of the control, as defined in IFRS 10 for purposes of determining the consolidated basis of financial statement presentation, obtained through the operational and service agreements, these entities are consolidated on Ayr’s financial statements. As of December 31, 2020, Washoe, Canopy, and LivFree are awaiting state regulatory approval to transfer licenses to Ayr.

The fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

	Livfree	Sira	Cannapunch	Washoe	Canopy	Total
US$	$	$	$	$	$	$
ASSETS ACQUIRED
Cash and cash equivalents	1,258,928	270,280	7,233	21,458	147,930	1,705,829
Accounts receivable	–	600,151	625,143	87,617	–	1,312,911
Inventory	2,670,057	9,671,814	552,040	4,500,213	1,618,639	19,012,763
Biological assets	–	1,996,642	–	1,763,516	–	3,760,158
Prepaid expenses and other assets	96,157	340,428	–	129,477	160,748	726,810
Intangible assets	105,000,000	57,000,000	2,390,000	22,800,000	10,750,000	197,940,000
Property, plant and equipment	1,640,418	9,090,090	486,100	9,070,645	1,217,736	21,504,989
Right-of-use assets	2,894,076	5,239,201	1,119,826	–	2,057,681	11,310,784
Due from related parties	–	–	–	–	784,733	784,733
Deposits	90,147	149,251	–	91,574	9,983	340,955
Total assets acquired at fair value	113,649,783	84,357,857	5,180,342	38,464,500	16,747,450	258,399,932

LIABILITIES ASSUMED
Trade payables	387,500	475,193	251,829	506,073	–	1,620,595
Accrued liabilities	1,176,088	970,418	46,972	100,412	520,453	2,814,343
Deferred tax liabilities	25,796,726	13,611,222	567,507	2,153,131	2,841,746	44,970,332
Advance from related parties	187,809	–	–	784,733	–	972,542
Lease obligations	2,520,437	6,514,038	1,083,189	–	2,553,502	12,671,166
Debts payable	120,000	13,054	–	9,180,808	421,128	9,734,990
Total liabilities assumed at fair value	30,188,560	21,583,925	1,949,497	12,725,157	6,336,829	72,783,968

Goodwill	39,779,584	16,399,143	13,971,953	8,121,569	6,565,055	84,837,304

Calculated purchase price	123,240,807	79,173,075	17,202,798	33,860,912	16,975,676	270,453,268

Sira Acquisition

Sira is a vertically-integrated cannabis company with cultivation, extraction, production, manufacturing, distribution and retail dispensary operations in Massachusetts. Sira operates its dispensaries in the medical market in Massachusetts.

Purchase consideration was comprised of the following:

		Shares	Value
Cash	i		$17,500,000
Debt Payable	ii		5,000,000
Shares Issued	iii	1,885,606	29,165,138
Contingent Consideration	iv		21,820,132
Inventory Payment	v		6,091,357
Working Capital Receivable	vi		(403,552)
Total		1,885,606	79,173,075

Pursuant to the terms of the Sira Agreement, Ayr satisfied the purchase price of $79.2 million for Sira through the following:

i.	$17.5 million of the Sira purchase price in the form of cash consideration;
ii.	$5.0 million of the Sira purchase price in the form of a promissory note payable;
iii.

$29.2 million of the Sira purchase price in the form of 1,885,606 Exchangeable Shares that are exchangeable on a one-for-one basis into an equal number of Subordinate Voting Shares of the Corporation. These shares have restrictions on their ability to be sold for twelve months (the “Sira Lock-Up Provision”);

iv.

A portion of the Sira purchase price is derived from an earn-out provision that may entitle the sellers to earn additional consideration, if certain milestones are achieved at Sira’s planned final cultivation facilities in Milford, MA;

v.	An amount equal to the fair market value of Sira’s inventory above a target level set at $800,000 (the “Inventory Payment”), pursuant to a formula specified in the Sira Agreement; and
vi.	Settlement following the final working capital adjustment.

One-third of the Inventory Payment, subject to a cap of $2,500,000, was paid on the Closing Date and is included in the cash consideration listed above. The remaining two-thirds is part of the current portion of purchase consideration payable as set out on the statements of financial position. On August 31, 2020, the outstanding balance of $6,091,357 was further amended to adopt a monthly payment schedule ranging from 10‑25 months based on certain milestones. The remaining balance as of December 31, 2020 is $3,936,522.

Canopy Acquisition

Canopy, through its licensed subsidiaries, is an owner and operator of cannabis dispensaries in Nevada, with an established footprint in Reno, Nevada. Canopy operates its dispensaries in both the medical and adult-use markets.

Purchase consideration was comprised of the following:

		Shares	Value
Cash	i		$7,000,000
Debt Payable	ii		4,500,000
Shares Issued	iii, iv	265,360	4,349,003
Make-Whole Provision	v		1,389,182
Working Capital Receivable	vi		(262,509)
Total		265,360	16,975,676

Pursuant to the terms of the Canopy Agreement, Ayr satisfied the purchase price of $17.0 million for Canopy through the following:

i.	$7.0 million of the Canopy purchase price in the form of cash consideration;
ii.	$4.5 million of the Canopy purchase price in the form of a promissory note payable;
iii.

$4.3 million of the Canopy purchase price in the form of 250,000 Exchangeable Shares that are exchangeable on a one-for-one basis into an equal number of Subordinate Voting Shares of the Corporation. These shares have restrictions on their ability to be sold for six to twelve months (the “Canopy Lock-Up Provision”);

iv.	An additional 15,360 Exchangeable Shares to Canopy pursuant to certain make-whole provisions (the “Canopy Make-Whole Provisions”);
v.

An additional 432,940 Exchangeable Shares to the Canopy sellers under the Canopy Make-Whole Provisions based on a formula specified therein relating to the market price of the Subordinate Voting Shares on certain specified dates settled during the year; and

vi.	Settlement of the final working capital adjustment.

Washoe Acquisition

Washoe, through its licensed subsidiaries, is a Nevada-based cannabis company with cultivation, extraction, processing, manufacturing and distribution capabilities. Washoe operates in both the medical and adult-use segments of the Nevada cannabis market.

Purchase consideration was comprised of the following:

		Shares	Value
Cash	i		$21,670,000
Debt Payable	ii		5,640,000
Shares Issued	iii, iv	270,000	4,260,775
Make-Whole Provision	v		1,424,536
Working Capital Payable	vi		865,601
Total		270,000	33,860,912

Pursuant to the terms of the Washoe Agreement, Ayr satisfied the purchase price of $33.9 million for Washoe through the following:

i.	$21.7 million of the Washoe purchase price in the form of cash consideration;
ii.	$5.6 million of the Washoe purchase price in the form of a promissory note payable;
iii.

$4.3 million of the Washoe purchase price in the form of 256,364 Exchangeable Shares that are exchangeable on a one-for-one basis into an equal number of Subordinate Voting Shares of the Corporation. These shares have restrictions on their ability to be sold for six to twelve months (the “Washoe Lock-Up Provision”);

iv.	Pursuant to the terms of the Washoe Agreement, 13,636 Exchangeable Shares to a Washoe lender;
v.

An additional 571,479 Exchangeable Shares to the Washoe sellers pursuant to certain make-whole provisions (the “Washoe Make-Whole Provisions”) in the Washoe Agreement based on a formula specified therein relating to the market price of the Subordinate Voting Shares on certain specified dates settled during the year; and

vi.	Settlement of the final working capital adjustment.

CSAC AcquisitionCo agreed to fund a bonus payment in the amount of $5,000,000 to various employees and consultants of Washoe; this amount is included in the cash consideration above.

LivFree Acquisition

LivFree is a leading Nevada-based cannabis company with retail dispensary operations in Las Vegas and Reno, Nevada. LivFree operates in both the medical and adult-use segments of the Nevada cannabis market. LivFree operates three retail dispensaries where it sells products purchased in the wholesale market. LivFree has licenses to operate medical marijuana dispensary, cultivation, and production facilities, and adult-use marijuana retail dispensary and production facilities.

Purchase consideration was comprised of the following:

		Shares	Value
Cash	i		$29,500,000
Debt Payable	ii		20,000,000
Shares Issued	iii, iv	4,664,182	73,525,577
Working Capital Payable	v		215,230
Total		4,664,182	123,240,807

Pursuant to the terms of the LivFree Agreement, Ayr satisfied the purchase price of $123.2 million for LivFree through the following:

i.	$29.5 million of the LivFree purchase price in the form of cash consideration;
ii.	$20.0 million of the LivFree purchase price in the form of a promissory note payable;
iii.

$69.1 million of the LivFree purchase price in the form of 4,342,432 Exchangeable Shares that are exchangeable on a one-for-one basis into an equal number of Subordinate Voting Shares of the Corporation. These shares have restrictions on their ability to be sold for six to twelve months (the "LivFree Lock-Up Provision");

iv.

$4.4 million of the LivFree purchase price, pursuant to an amendment to the definitive agreement in respect of the LivFree Acquisition, in the form of an additional 321,750 Exchangeable Shares to the LivFree sellers; and

v.	Settlement of the final working capital adjustment.

CannaPunch Acquisition

CannaPunch possesses trade name and brand value and licenses this know-how to a licensed cannabis facility that extracts raw cannabis plant material to create processed cannabis oil for use in vaporizer cartridges and pens or as an input into other infused products, as well as manufactures a variety of cannabis-infused products, including beverages, gummies, chocolates, CBD cream, and vaporizer pens.

Purchase consideration was comprised of the following:

		Shares	Value
Cash	i		$750,000
Debt Payable	ii		2,000,000
Shares Issued	iii, iv	898,739	14,120,986
Working Capital Payable	v		331,812
Total		898,739	17,202,798

Pursuant to the terms of the CannaPunch Agreement, Ayr satisfied the purchase price of $17.2 million for CannaPunch through the following:

i.	$0.8 million of the CannaPunch purchase price in the form of cash consideration;
ii.	$2.0 million of the CannaPunch purchase price in the form of a promissory note payable;
iii.

$13.7 million of the CannaPunch purchase price in the form of 866,668 Exchangeable Shares that are exchangeable on a one-for-one basis into an equal number of Subordinate Voting Shares of the Corporation. These shares have restrictions on their ability to be sold for six to twelve months (the “CannaPunch Lock-Up Provision”, and collectively with the Sira Lock-Up Provision, Canopy Lock-Up Provision, Washoe Lock-Up Provision, LivFree Lock-Up Provision, DocHouse Lock-Up Provision, CannTech PA Lock-Up Provision, the “Lock-Up Provisions”, and each, a “Lock-Up Provision”);

iv.

$0.4 million of the CannaPunch purchase price, pursuant to an amendment to the definitive agreement in respect of the CannaPunch acquisition, in the form of an additional 32,071 Exchangeable Shares to the CannaPunch sellers; and

v.	Settlement of the final working capital adjustment.

Fair Value Considerations

The consideration has been allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The business combinations have been accounted for by the acquisition method, with the results included in the Corporation’s net earnings from the date of acquisition.

The consideration that is subject to a Lock-Up Provision or that is payable under a make-whole provision is measured at fair value based on unobservable inputs and is considered a Level 3 measurement. The fair value was determined by the Corporation’s share price at the acquisition date and other inputs based on other observable market data. The earn-out provision in the Sira purchase agreement has been measured at fair value by taking a probability-weighted average of possible outcomes, as estimated by management, and discounting the payment to the acquisition date. Refer to Note 14 for the make-whole provision and contingent consideration fair value treatment subsequent to the acquisition.

Goodwill

The goodwill balance reflects the benefits of an assembled workforce, expected earnings and future market development. These benefits were not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets. Goodwill will not be amortized and will be reviewed for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that they might be impaired.